Investment (Tables)	3 Months Ended
Dec. 31, 2024
Investment [Abstract]
Schedule of Carrying Value of the Investment	The changes in the carrying value of the investment accounted for under the measurement alternative are presented below:
	Three months ended December 31,	Year Ended September 30,
	2024	2024	2023
Carrying amount, beginning of period	$—	$391,217	$6,602,000
Impairment loss	—	(391,217)	(6,210,783)
Carrying amount, end of period	$—	$—	$391,217